Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Balance at January 1		$ 73.4	$ 71.3	$ 68.9
Tax positions related to current year, Additions		3.3	3.2	3.0
Tax positions related to prior year, Additions				2.7
Tax positions related to prior year, Reduction		(13.1)	(1.0)	(0.8)
Tax positions related to prior year, Settlements	15.2	(2.1)		(1.2)
Tax positions related to prior year, expiration of statutes of limitations			(0.1)	(1.3)
Balance at December 31	$ 61.5	$ 61.5	$ 73.4	$ 71.3